VOYA VARIABLE PORTFOLIOS, INC.

Voya Australia Index Portfolio

Voya Emerging Markets Index Portfolio

Voya Euro STOXX 50® Portfolio

Voya FTSE 100 Index® Portfolio

Voya Hang Seng Index Portfolio

Voya International Index Portfolio

Voya Japan TOPIX Index® Portfolio

Voya RussellTM Large Cap Growth Index Portfolio

Voya RussellTM Large Cap Index Portfolio

Voya RussellTM Large Cap Value Index Portfolio

Voya RussellTM Mid Cap Growth Index Portfolio

Voya RussellTM Mid Cap Index Portfolio

Voya RussellTM Small Cap Index Portfolio

Voya U.S. Bond Index Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated September 30, 2019 to the Portfolios’ current

Statement of Additional Information dated May 1, 2019

(the “SAI”)

On September 12, 2019, the Portfolios’ Board of Directors approved changes to the Voya funds’ policy with respect to the Portfolios’ disclosure of portfolio holdings.

Effective September 30, 2019, the Portfolios’ SAI is revised as follows:

1.	The second paragraph of the section entitled “Disclosure of Each Portfolio’s Portfolio Securities” is deleted and replaced with the following:

In addition, each Portfolio posts its portfolio holdings schedule on Voya’s website on a monthly basis and makes it available on the 15th calendar day following the end of the previous calendar month, or as soon thereafter as practicable. The portfolio holdings schedule is as of the last day of the previous calendar month.

2.	The fourth paragraph of the section entitled “Disclosure of Each Portfolio’s Portfolio Securities” is deleted and replaced with the following:

Each Portfolio also compiles a list of its ten largest (“Top Ten”) holdings and/or its Top Ten largest issuers. This information is made available on Voya’s website on the 10th calendar day following the end of the previous calendar month, or as soon thereafter as practicable. The Top Ten holdings and/or issuer information shall be as of the last day of the previous calendar month.

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE